Cover	Jun. 23, 2023
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	Oaktree Capital Group, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35500
Entity Tax Identification Number	26-0174894
Entity Address, Address Line One	333 South Grand Avenue, 28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001403528
Amendment Flag	true
Amendment Description	On June 29, 2023, Oaktree Capital Group, LLC (“OCG”) filed a Current Report on Form 8-K reporting that Jay Wintrob’s service as chief executive officer of OCG will cease in the first quarter of 2024, at which time he will also cease to be a member of the board of directors of OCG. At the time of such filing, the specific date of Mr. Wintrob’s cessation of service had not been determined. This Current Report on Form 8-K/A amends such filing to include such information. The effective date of Mr. Wintrob’s cessation of service as chief executive officer of OCG and a member of the board of directors of OCG has been determined to be March 1, 2024.
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.625% Series A preferred units
Trading Symbol	OAK-PA
Security Exchange Name	NYSE
Series B Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	6.550% Series B preferred units
Trading Symbol	OAK-PB
Security Exchange Name	NYSE